                           AHA INVESTMENT FUNDS, INC.
                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                             AS OF DECEMBER 31, 1996

CONTENTS

-------------------------------------------------------------------------------

                                                                           PAGE

Portfolio of Investments                                                     1

     Full Maturity Fixed Income Portfolio
     Limited Maturity Fixed Income Portfolio
     Diversified Equity Portfolio
     Balanced Portfolio

Financial Statements                                                        38

Notes to Financial Statements                                               42

                            FULL MATURITY FIXED INCOME PORTFOLIO
                               PORTFOLIO OF INVESTMENTS
                                   DECEMBER 31, 1996
      SHARES OR
      PRINCIPAL
      ---------
      LONG-TERM OBLIGATIONS                      91.6%           MARKET VALUE
      ---------------------                                      ------------
      U.S. GOVERNMENT AND AGENCY OBLIGATIONS     50.0%
      --------------------------------------
                     United States Treasury Bonds Stripped
    $   700,000         0.000%   02/15/20 effective yield 6.   $   144,895


                     United States Treasury Bonds
      2,000,000       10.750%   02/15/03                         1,224,376
      3,100,000        9.250%   02/15/16                         3,934,095
      2,970,000        6.000%   02/15/26                         2,702,703
      1,210,000        6.750%   08/15/26                         1,218,697
        480,000        6.500%   11/15/26                           382,810

                     United States Treasury Notes
       830,000         5.875%   04/30/98                           829,482
     2,170,000         5.125%   11/30/98                         2,140,164
       280,000         5.875%   11/15/99                           278,950
       350,000         7.750%   12/31/99                           366,078
       150,000         6.875%   03/31/00                           153,422
       400,000         5.500%   12/31/00                           390,875
     1,050,000         6.625%   07/31/01                         1,067,063
       800,000         6.250%   10/31/01                           800,750
       390,000         6.250%   02/15/03                           389,757
       695,000         5.750%   08/15/03                           674,367
       200,000         7.250%   05/15/04                           210,563
        40,000         6.875%   05/15/06                            41,250


                     Federal Home Loan Mortgage Corporation
       243,783         9.000%   04/01/09                           252,274
        99,750        10.500%   01/01/10                           109,711
       432,943         9.000%   04/15/19                           457,265
           458         9.000%   09/01/19 Series 53-8227                485
       700,000         7.000%   09/15/21                           693,224
       455,797         7.000%   05/01/24                           449,343
       466,049         6.500%   03/01/26                           446,279



           The accompanying notes to the financial statements are an
                       integral part of this schedule.

                                  PORTFOLIO OF INVESTMENTS


      SHARES OR
      PRINCIPAL                                                  MARKET VALUE
      ---------                                                  ------------
      LONG-TERM OBLIGATIONS (CONTINUED)
      ---------------------------------
      U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
      --------------------------------------------------
                     Federal National Mortgage Association
                     (mortgage-backed securities)
    $  600,000         7.600%   11/25/19                       $   609,180
       958,493         9.500%   07/25/19                         1,021,297
       523,000         7.500%   09/25/20                           529,872
       750,000         6.500%   09/25/20                           734,033
       600,000         7.000%   01/25/21                           600,816
       838,625         7.000%   01/25/21                           834,920
     1,016,247         8.500%   09/25/21                         1,051,233
       368,182         9.500%   01/01/25                           399,393
       363,500         7.000%   05/01/26                           356,216
       373,124         7.000%   05/01/26                           365,647
        64,666         7.000%   10/01/26                            63,371
       800,878         7.000%   12/01/26                           784,765
     2,800,000         7.000%   01/01/27                         2,743,126


                     Government National Mortgage Association
                     (mortgage-backed securities)
       491,127         9.500%   12/15/17                           535,790
       175,337         6.500%   11/15/23                           168,552
       219,984         6.500%   01/15/24                           211,295
                                                                   -------
     TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS               30,368,384


      ASSET BACKED OBLIGATIONS            14.4%
      ------------------------
                     Advanta Credit Card Master Trust
       675,000         6.050%   08/01/03  Series 1995-F            669,965

                     Asset Security Corporation
       497,285         6.920%   02/14/29  Series 1996-D            492,717

                     Banc One Credit Card Trust
     1,000,000         6.300%   09/15/00  Series 1995-B          1,001,350

                     Capital Equipment Trust
       600,000         6.280%   06/15/00  Series 1996-1            601,584


           The accompanying notes to the financial statements are an
                       integral part of this schedule.

                                  PORTFOLIO OF INVESTMENTS


      SHARES OR
      PRINCIPAL                                                  MARKET VALUE
      ---------
      LONG-TERM OBLIGATIONS (CONTINUED)
      ---------------------------------
      ASSET BACKED OBLIGATIONS (CONTINUED)
      ------------------------------------
                     Chase Credit Card Master Trust
    $1,000,000         6.230%   06/15/03  Series 1995-2        $   998,670

                     Chevy Chase Home Loan
       500,000         7.150%   05/15/15  Series 1996-1            504,610

                     DLJ Mortgage Acceptance Corporation
       500,000         7.290%  07/12/06 Series 1996-CF             507,500

                     Ford Motor Credit Company
        43,493         4.300%   07/15/98 Series 1993-B              43,441
       435,000         9.250%   03/01/00 Series 1995-A             468,244
       500,000         6.500%   08/15/00 Series 1995-A             502,810
       250,000         9.500%   09/15/11 Series 1996-A             300,207

                     Merrill Lynch Mortgage Investors
       400,000         6.960%   11/21/28 Series 1996-C2            396,624

                     Nomura Asset Securities Corporation
       200,000         7.120%   04/13/36 Series 1996-M             202,000

                     Resolution Trust Corporation
       585,816         6.529%   04/25/22  Series 1992-9            582,986
       534,450         7.500%   08/25/23                           536,123
       500,024         6.995%   06/25/24                           490,104

                     Rural Housing Trust
       151,213         3.330%   04/01/26 Series 1987-1             141,596

                     Standard Credit Card Trust Series 1993-2
        65,000         8.250%   11/07/01                            69,305
       250,000         5.950%   10/07/04                           240,310
                                                                   -------

      TOTAL ASSET BACKED OBLIGATIONS                             8,750,146



           The accompanying notes to the financial statements are an
                       integral part of this schedule.

                                  PORTFOLIO OF INVESTMENTS


      SHARES OR
      PRINCIPAL                                                  MARKET VALUE
      ---------                                                  ------------
      LONG-TERM OBLIGATIONS (CONTINUED)
      ---------------------------------
      CORPORATE OBLIGATIONS              27.2%
      ---------------------
      AUTOMOTIVE          1.5%
      ----------
                     General Motors Corporation
    $  310,000         9.625%   12/01/00                       $   342,039
       316,000         9.125%   07/15/01                           346,016
       800,000         0.000%   06/15/17 effective yield 6.35%     205,046
                                                                   -------
                                                                   893,101

      BANKS               4.5%
      -----
                     Banque Paribas
       350,000         6.875%   03/01/09                           330,315

                     Chase Manhattan Bank
       600,000        10.125%   11/01/00                           671,907

                     First National Bank of Boston
       600,000         8.375%   12/15/02                           644,076

                     Fleet Norstar Bank
       180,000         7.650%   03/01/97                           180,506

                     Midland Bank
       250,000         6.950%   03/15/11                           242,500

                     National Bank of Detroit
       220,000         8.250%   11/01/24                           250,187

                     NCNB Corporation
       325,000       10.200%   07/15/15                            414,785
                                                                   -------
                                                                 2,734,276

      CHEMICAL            0.8%
      --------
                     Millennium America
       200,000         7.625%   11/15/26                           195,420

                     Rohm & Haas
       250,000         9.500%   04/01/21                           283,453
                                                                   -------
                                                                   478,873


           The accompanying notes to the financial statements are an
                       integral part of this schedule.

                                  PORTFOLIO OF INVESTMENTS


      SHARES OR
      PRINCIPAL                                                  MARKET VALUE
      ---------                                                  ------------
      LONG-TERM OBLIGATIONS (CONTINUED)
      ---------------------------------
      CORPORATE OBLIGATIONS  (CONTINUED)
      ----------------------------------
      COMMUNICATION       1.7%
      -------------
                     Continental Cablevision Incorporated
    $  200,000         8.875%   09/15/05                       $   221,121

                     Time Warner Entertainment
       300,000         8.180%   08/15/07                           308,228
       490,000         8.375%   07/15/33                           493,223
                                                                   -------
                                                                 1,022,572

      ELECTRONICS         2.0%
      -----------
                     Hydro-Quebec
       800,000        11.750%   02/01/12                         1,125,888
        70,000         9.500%   04/30/27                            86,171
                                                                    ------
                                                                 1,212,059

      FINANCIAL           5.5%
      ---------
                     Auburn Hills Trust
       280,000       12.000%   05/01/20                            427,589

                     British Gas Financial
      1,300,000      0.000%   11/04/21 effective yield 7.215%      214,500

                     Chrysler Financial Corporation
       750,000         7.570%   03/17/97                           753,081

                     Green Tree Financial Corporation
       485,496         6.900%   02/15/04                           484,809
       424,489         7.850%   07/15/04                           430,175

                     JPM Capital Trust
       200,000         7.540%   01/15/27                           196,600

                     Lehman Brothers Incorporated
       375,000        11.625%   05/15/05                           471,315


           The accompanying notes to the financial statements are an
                       integral part of this schedule.

                                  PORTFOLIO OF INVESTMENTS


      SHARES OR
      PRINCIPAL                                                  MARKET VALUE
      ---------                                                  ------------
      LONG-TERM OBLIGATIONS (CONTINUED)
      ---------------------------------
      CORPORATE OBLIGATIONS  (CONTINUED)
      ----------------------------------
      FINANCIAL (CONTINUED)
      ---------------------
                     Paine Webber Incorporated
    $  150,000         6.730%   01/20/04                       $   146,025

                     Security Pacific Corporation
       200,000        11.000%   03/01/01                           231,241
                                                                   -------
                                                                 3,355,335

      INDUSTRIAL          3.2%
      ----------
                     Caterpillar Incorporated
     1,000,000         9.750%   06/01/19                         1,094,012

                     Federal Express Corporation
       300,000         9.650%   06/15/12                           364,050

                     Hocking Valley Railway
       500,000         4.500%   07/01/99                           478,558
                                                                   -------
                                                                 1,936,620

      INSURANCE           0.4%
      ---------
                     Allstate Corporation
       250,000         7.500%   06/15/13                           254,489

      PAPER               0.4%
      -----
                     Georgia Pacific Corporation
       200,000         9.625%   03/15/22                           220,914

      RAILROAD            0.8%
      --------
                     Louisville & Nashville Railroad
       600,000        3.375%   04/01/03                            489,973

      RETAIL STORES       0.9%
      -------------
                     Dayton Hudson Corporation
       200,000        10.000%   01/01/11                           245,030

                     J.C. Penney Incorporated
       250,000        10.000%   01/01/11                           278,751
                                                                   -------
                                                                   523,781


           The accompanying notes to the financial statements are an
                       integral part of this schedule.

                                  PORTFOLIO OF INVESTMENTS


      SHARES OR
      PRINCIPAL                                                  MARKET VALUE
      ---------                                                  ------------
      LONG-TERM OBLIGATIONS (CONTINUED)
      ---------------------------------
      CORPORATE OBLIGATIONS  (CONTINUED)
      ----------------------------------
      TELECOMMUNICATION                   2.7%
      -----------------
                     GTE Corporation
    $  900,000        10.750%   09/15/17                      $    969,327

                     TCI Communications Incorporated
       520,000         8.750%   08/01/15                           512,461
       170,000         9.250%   01/15/23                           164,249
                                                                   -------
                                                                 1,646,037

      UTILITIES           1.3%
      ---------
                     Long Island Lighting Financial
       400,000         9.625%   07/01/24                           412,691

                     System Energy Res
       382,666         7.430%   01/15/11                           375,016
                                                                   -------
                                                                   787,707

      MISCELLANEOUS       1.5%
      -------------
                     Lubrizol Corporation
       400,000         7.250%   06/15/25                           395,486

                     News American Holdings
       100,000         8.250%   10/17/96                            98,664
       400,000         8.875%   04/26/23                           423,598
                                                                   -------
                                                                   917,748
      TOTAL CORPORATE OBLIGATIONS                               16,473,485
                                                                ----------

      TOTAL LONG-TERM OBLIGATIONS (COST $55,470,738)            55,592,015



      SHORT-TERM OBLIGATIONS              10.8%
      ----------------------
      U.S. GOVERNMENT AND AGENCY OBLIGATIONS      0.2%
      --------------------------------------
                     U.S. Treasury Bills
  (A)  100,000         5.305%   01/01/97                            99,882
                                                                    ------
      TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                  99,882



           The accompanying notes to the financial statements are an
                       integral part of this schedule.

                                  PORTFOLIO OF INVESTMENTS


      SHARES OR
      PRINCIPAL                                                  MARKET VALUE
      ---------                                                  ------------
      SHORT-TERM OBLIGATIONS
      ----------------------
      DEMAND NOTES       10.6%
      ------------
                     American Family Demand Note
    $  752,472         5.5086%   12/31/31                    $     752,472

                     Eli Lilly Demand Note
       417,691         5.440%   12/31/31                           417,691

                     General Mills Demand Note
        30,000         5.495%   12/31/31                            30,000

                     Johnson Controls Demand Note
       319,144         5.529%   12/31/31                           319,144

                     Sara Lee Demand Note
     3,834,696         5.487%   12/31/31                         3,834,696

                     Pitney Bowes Demand Note
       207,623         5.507%   12/31/31                           262,623

                     Warner Lambert Demand Note
       852,593         5.479%   12/31/31                           852,593

                     Wisconsin Electric Demand Note
         1,000         5.549%   12/31/31                             1,000
                                                                     -----
      TOTAL DEMAND NOTES                                         6,470,219
                                                                 ---------

      TOTAL SHORT-TERM OBLIGATIONS
      (AMORTIZED COST  $6,570,101)                               6,570,101
                                                                 ---------

      TOTAL INVESTMENTS
      (COST BASIS $62,210,839)          102.4%                  62,162,116
                                                                ----------

      CASH AND OTHER ASSETS, LESS
          LIABILITIES                    -2.4%                  (1,454,388)
                                                                -----------

      TOTAL NET ASSETS                  100.0%               $  60,707,728
                                                                ----------
                                                                ----------



           The accompanying notes to the financial statements are an
                       integral part of this schedule.

                           PORTFOLIO OF INVESTMENTS



(A) $100,000 OF U.S. TREASURY BILLS PLEDGED AS MARGIN FOR FUTURES CONTRACTS. THE PORTFOLIO HAD THE FOLLOWING OPEN FUTURES CONTRACTS AT DECEMBER 31, 1996:


OPEN  FUTURES  CONTRACTS:


                                                                             UNREALIZED
                           NUMBER OF PRINCIPAL                            GAINS (LOSSES)
             TYPE          CONTRACTS  AMOUNT    POSITION   EXPIRATION    DECEMBER 31, 1996
             ----          --------  ---------  --------   ----------    -----------------
5 Year Treasury Note             74     74,000   Long     March 1997             ($34,399)

10 Year U.S. Treasury Notes       9      9,000   Short    March 1997               13,151

Bond Futures                     25     25,000   Short    March 1997               43,563
                                                                                   ------
                                                                               $22,315.00
                                                                               ----------
                                                                               ----------






              The accompanying notes to the financial statements
                    are an integral part of this schedule.

              LIMITED MATURITY FIXED INCOME PORTFOLIO
                        PORTFOLIO OF INVESTMENTS
                             DECEMBER 31, 1996
    SHARES OR
    PRINCIPAL
    LONG-TERM OBLIGATIONS                        91.7%          MARKET VALUE
                                                                ------------
    U.S. GOVERNMENT AND AGENCY OBLIGATIONS       53.3%
    --------------------------------------
                    United States Treasury Notes
$   1,745,000        7.250%   02/15/98                           $  1,768,995
    4,075,000        5.125%   04/30/98                              4,034,254
    3,800,000        5.875%   04/30/98                              3,797,628
    1,390,000        6.125%   05/15/98                              1,393,476
    1,850,000        5.375%   05/31/98                              1,836,704
    2,708,000        5.125%   06/30/98                              2,679,230
    6,150,000        5.875%   08/15/98                              6,144,237
    7,215,000        6.000%   09/30/98                              7,226,276
      660,000        5.125%   11/30/98                                650,926
    9,950,000        5.125%   12/31/98                              9,788,321
      745,000        5.000%   02/15/99                                731,498
    3,955,000        5.875%   03/31/99                              3,950,060
    7,390,000        6.375%   05/15/99                              7,456,975
    9,000,000        6.000%   08/15/99                              9,000,008
    8,255,000        6.875%   08/31/99                              8,427,842
    6,350,000        7.875%   11/15/99                              6,655,599
    1,555,000        7.750%   01/31/00                              1,627,892


                         Federal Home Loan Mortgage Corporation
      207,485        6.225%   05/15/97 Variable Rate CMO              207,881


                         Federal National Mortgage Association
                         (mortgage-backed securities)
      880,000        5.280%   03/01/99                                867,450
    2,400,226        7.000%   06/01/11                              2,351,472
    2,015,155        7.500%   08/01/11                              2,046,369

                        Government National Mortgage Association
                        (mortgage-backed securities)
       85,318       10.000%   08/15/16                                 94,002
      211,219       10.000%   09/15/16                                232,715
        7,581        9.500%   11/15/16                                  8,276
       62,111        9.500%   05/15/18                                 67,706


    The accompanying notes to the financial statements are an integral part of this schedule.

                        PORTFOLIO OF INVESTMENTS


    SHARES OR
    PRINCIPAL                                                   MARKET VALUE
                                                                ------------
    LONG-TERM OBLIGATIONS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
    --------------------------------------------------
                   Government National Mortgage Association
                   (mortgage-backed securities)
    $  1,190         9.500%   06/15/18                               $  1,297
      37,329         9.500%   07/15/18                                 40,692

      13,725        10.000%   10/15/18                                 15,116
     190,029        10.000%   11/15/18                                209,276
      64,980        10.000%   03/15/19                                 71,561
      17,419        10.000%   04/15/19                                 19,184
      11,376         9.500%   09/15/19                                 12,391
       9,624         9.500%   04/15/20                                 10,475
     304,131         9.500%   05/15/20                                331,028
     295,428         9.500%   06/15/20                                321,555
      94,783         9.500%   08/15/20                                103,165
      18,313        10.000%   08/15/20                                 20,168
       5,154         9.500%   09/15/20                                  5,610
      23,973         9.500%   10/15/20                                 26,093
     497,757         9.500%   11/15/20                                541,779
     160,348         9.500%   03/15/21                                174,424
       9,691         9.500%   04/15/21                                 10,542
      97,912         9.500%   06/15/21                                106,507
                                                                      -------
    TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                   85,066,655


    ASSET BACKED OBLIGATIONS           11.8%
                    Banc One Auto Trust
    1,714,930        6.550%   02/15/03 Series 1996                  1,732,131

                    Case Equipment
    1,882,087        7.300%   03/15/02                              1,912,727

                         Chase Manhattan Grantor
    1,581,230        6.000%   09/17/01  Series 1995-A                1,587,82
      860,000        6.730%   02/15/02  Series 1996-4                 872,986
    1,005,980        6.610%   09/15/02  Series 1996-B               1,017,328




    The accompanying notes to the financial statements are an integral part of this schedule.

                             PORTFOLIO OF INVESTMENTS


    SHARES OR
    PRINCIPAL                                                   MARKET VALUE
                                                                ------------
    LONG-TERM OBLIGATIONS (CONTINUED)
    ASSET BACKED OBLIGATIONS (CONTINUED)
    ------------------------------------
                    Daimler Benz Auto Receivable
    $  275,727       3.900%   10/15/98  Series 1993-A              $  274,800
       294,496       5.950%   12/15/00  Series 1994-A                 294,438


                    Discover Credit Card Trust Series 1993-A
     1,150,000       6.250%   08/16/00                              1,155,497

                    Ford Credit Grantor Trust
     2,000,000       7.900%   05/15/99  Series 1996-1               2,070,216
       525,000       7.470%   07/29/99  Series 1996-1                 539,044
     2,120,000       5.500%   02/15/03  Series 1996-1               2,043,129

                    General Motors Acceptance Corporation Grantor Trust
     1,000,000       7.625%   02/27/98                              1,018,733
     1,000,000       7.500%   03/16/98                              1,017,932
       430,000       6.450%   04/15/99                                432,062
     1,150,000       7.375%   06/09/99                              1,178,812

                    Green Tree Financial Corporation
       562,432       5.600%   04/15/19                                562,978

                    USAA Auto Loan Grantor Series 1994-1
       405,610       5.000%   11/15/99                                405,120

                    Western Financial Grantor Trust
       295,715       6.050%   11/01/00 Series 1995-3A                 296,945
       435,000       6.650%   08/20/00 Series 1996-B                  439,998
                                                                      -------
    TOTAL ASSET BACKED OBLIGATIONS                                 18,852,699


    CORPORATE OBLIGATIONS                 26.6%
    BANKS                3.7%
                    BankAmerica Corporation
    2,000,000        5.750%   03/18/98                              1,995,796

                    Mellon Financial Company
      675,000        6.500%   12/01/97                                678,507

    The accompanying notes to the financial statements are an integral part of this schedule.

                             PORTFOLIO OF INVESTMENTS


    SHARES OR
    PRINCIPAL                                                   MARKET VALUE
                                                                ------------
    LONG-TERM OBLIGATIONS (CONTINUED)
    CORPORATE OBLIGATIONS  (CONTINUED)
    BANKS  (CONTINUED)
    -----------------
                    National Australia Bank
  $  3,000,000       9.700%  10/15/98                            $  3,179,091
                                                                    ---------
                                                                    5,853,394


    COMMUNICATION          4.5%
                    International Business Machines Company
    1,500,000        6.375%   11/01/97                              1,506,399

                    WMX Technologies
    2,240,000        6.250%   04/01/99                              2,240,094
      400,000        8.250%   11/15/99                                419,073

                    Xerox Corporation
    3,000,000        6.840%   06/01/00                              3,037,796
                                                                    ---------
                                                                    7,203,362

    FINANCIAL            13.9%
                    American General Finance
    450,000          7.700%   11/15/97                                456,570
    810,000          8.500%   08/15/98                                839,933

                    Associates Corporation
    1,030,000        8.375%   01/15/98                              1,054,550
    1,400,000        6.375%   08/15/98                              1,406,760

                    Caterpillar Financial Service
    670,000          6.110%   07/15/99                                667,487

                    Fleet Financial Group
    2,125,000        6.000%   10/26/98                              2,118,784

                    General Electric Capital Corporation
    1,000,000        7.840%   02/05/98                              1,021,792
    3,850,000        8.100%   01/26/99                              4,003,275


    The accompanying notes to the financial statements are an integral part of this schedule.
                                       13

                             PORTFOLIO OF INVESTMENTS


    SHARES OR
    PRINCIPAL                                                    MARKET VALUE
                                                                 ------------
    LONG-TERM OBLIGATIONS (CONTINUED)
    CORPORATE OBLIGATIONS  (CONTINUED)
    FINANCIAL  (CONTINUED)
    ----------------------
                    Household Financial Corporation
   $  2,300,000      6.250%   04/01/99                           $  2,298,304

                    International Lease Financial Corporation
        600,000      5.980%   11/16/98                                599,026
     1,900,000       7.150%   04/20/98                              1,928,937

                    Norwest Financial Corporation
     1,260,000       8.500%   08/15/98                              1,306,563

                    Olympia Financial
       599,167       6.200%   01/15/02                                602,690

                    Transamerica Financial Corporation
     1,000,000       7.180%   07/29/98                              1,015,849

                    Travelers/Aetna P&C
     1,780,000       6.750%   09/01/99                              1,798,846

                    Toyota Motor Credit Note
     1,060,000       6.800%   04/15/98                              1,072,242
                                                                    ---------
                                                                   22,191,608


    INDUSTRIAL       1.3%
                    Navistar Financial
     1,260,000       6.350%   11/15/02                              1,269,601
       760,000       6.330%   04/21/03                                763,238
                                                                      -------
                                                                    2,032,839


    UTILITIES        0.5%
                    Pacific Gas & Electric
       800,000       5.375%   08/01/98                                791,533



    The accompanying notes to the financial statements are an integral part of this schedule.

                        PORTFOLIO OF INVESTMENTS


    SHARES OR
    PRINCIPAL                                                   MARKET VALUE
                                                                ------------
    LONG-TERM OBLIGATIONS (CONTINUED)
    CORPORATE OBLIGATIONS  (CONTINUED)
    MISCELLANEOUS             2.7%
    -------------
                    Alco Capital Resources
  $  1,000,000       6.520%   10/29/99                           $  1,003,777

                    CIT Group Holdings
    1,520,000        6.250%   10/25/99                              1,521,847

                    Capital Equipment Rec Trust
    1,750,000        6.110%   07/15/99                              1,753,855
                                                                    ---------
                                                                    4,279,479

    TOTAL CORPORATE OBLIGATIONS                                    42,352,215
                                                                   ----------
    TOTAL LONG-TERM OBLIGATIONS
    (COST $145,911,937)                                           146,271,569
                                                                  -----------


    SHORT-TERM OBLIGATIONS                5.7%
    COMMERCIAL PAPER                      5.7%
                    American Express
    4,350,000        6.300%   01/02/97                              4,349,239

                    Deutsche Bank
    4,763,000        6.300%   01/02/97                              4,762,163
                                                                    ---------
    TOTAL COMMERCIAL PAPER                                          9,111,402
                                                                    ---------

    TOTAL SHORT-TERM OBLIGATIONS
     (AMORTIZED COST $9,111,402)                                    9,111,402
                                                                    ---------

    TOTAL INVESTMENTS
    (COST BASIS $155,023,339)             97.4%                   155,382,971

    CASH AND OTHER ASSETS, LESS
    LIABILITIES                            2.6%                     4,109,087
                                                                    ---------

    TOTAL NET ASSETS                     100.0%                $  159,492,058
                                                                  ===========



    The accompanying notes to the financial statements are an integral part of this schedule.

                       DIVERSIFIED EQUITY PORTFOLIO
                         PORTFOLIO OF INVESTMENTS
                            DECEMBER 31, 1996

SHARES OR
PRINCIPAL
EQUITIES                               93.6%                      MARKET VALUE
AEROSPACE & DEFENSE                    1.9%                       ------------
-------------------
    5,200          Alliedsignal Incorporated                        $  348,400
    1,821          Boeing Incorporated                                 193,709
    1,700          General Dynamics Corporation                        119,850
      700          Lockheed Martin Corporation                          64,050
    1,100          McDonald Douglas Corporation                         70,400
    1,100          Raytheon Company                                     52,938
    2,400          Rockwell International Corporation                  146,100
      600          Textron Incorporated                                 56,550
    2,300          United Technologies Corporation                     151,800
                                                                       -------
                                                                     1,203,797


AUTOMOTIVE                             2.2%
----------
    4,200          Chrysler Corporation                                138,600
   32,600          Ford Motor Company                                1,039,125
    1,700          General Motors Corporation                           94,775
    1,600          TRW Incorporated                                     79,200
      200          Trinova Corporation                                   7,275
                                                                         -----
                                                                     1,358,975


BANKS                                  6.3%
-----
    7,800          Bank of New York Corporation                        263,250
    1,500          BankAmerica Corporation                             149,625
   23,800          Barnett Banks Incorporated                          978,775
    5,000          Citicorp                                            515,000
    4,100          Comerica Incorporated                               214,738
   47,500          Corporation Bancaria Espana ADR                   1,068,750
    5,000          First Union Corporation                             370,000
      800          Mellon Bank Corporation                              56,800
    1,500          Morgan (J.P.) & Company                             146,438
    1,200          NationsBank Corporation                             117,300
      900          Norwest Corporation                                  39,150
                                                                        ------
                                                                     3,919,826



The accompanying notes to the financial statements are an integral part of this schedule.

                           PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL
EQUITIES (CONTINUED)                                              MARKET VALUE
BASIC INDUSTRIES                       0.8%                       ------------
----------------
      800          Aluminum Company of America                       $  51,000
    1,100          Asarco Incorporated                                  27,363
    1,800          Corning Corporation                                  83,250
    3,000          Crane Company                                        87,000
      200          Harnischfeger                                         9,625
    4,500          Inco LTD                                            143,438
    1,400          Newmont Mining Corporation                           62,650
      400          3M Company                                           33,150
                                                                        ------
                                                                       497,476

BUSINESS SERVICE                       1.8%
----------------
    4,450          Computer Associates International Incorporated      221,388
    2,900          John H. Harland Company                              95,700
      400          Moore Corporation                                     8,150
    3,500          National Service Ind. Incorporated                  130,813
   20,200          Wallace Computer Services Incorporated              696,900
                                                                       -------
                                                                     1,152,951

CHEMICALS                              1.7%
---------
    2,200          Dow Chemical Company                                172,425
    1,600          Eastman Chemical Company                             88,400
    4,700          E.I. duPont de Nemours and Company                  443,563
    4,000          Monsanto Company                                    155,500
    1,100          PPG Industries                                       61,738
    1,200          Rohm & Haas Company                                  97,950
      800          Safety Kleen                                         13,100
                                                                        ------
                                                                     1,032,676

COMMUNICATION                          1.8%
-------------
    2,000          Dow Jones & Company                                  67,750
    2,000          Gannett Company Incorporated                        149,750
    1,000          Harcourt General Incorporated                        46,125
   20,000          New York Times                                      760,000
      900          Time Warner Incorporated                             33,750
      600          Tribune Company                                      47,325
                                                                        ------
                                                                     1,104,700


The accompanying notes to the financial statements are an integral part of this schedule.

                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
EQUITIES (CONTINUED)                                              MARKET VALUE
COMPUTERS & OFFICE EQUIPMENT           9.1%                       ------------
----------------------------
   22,200          Astra ADR                                      $  1,087,800
    3,300          EMC Corporation Massachusetts                       109,313
    1,700          Honeywell Incorporated                              111,775
   11,800          International Business Machines Corporation       1,781,800
    1,600          Microsoft Corporation                               132,200
    8,800          Pitney Bowes Incorporated                           479,600
    4,600          Sun Microsystems*                                   118,163
   57,000          Tandem Computer Incorporated *                      783,750
   20,200          Xerox Corporation                                 1,063,025
                                                                     ---------
                                                                     5,667,426


CONSTRUCTION                           1.1%
------------
    1,800          Johnson Controls                                    149,175
   15,000          Masco Corporation                                   540,000
                                                                       -------
                                                                       689,175


CONSUMER DURABLES                      0.6%
-----------------
    1,500          Brunswick Corporation                                36,000
    2,300          Eastman Kodak                                       184,575
    1,800          Hasbro Incorporated                                  69,975
    2,200          Mattel Company                                       61,050
                                                                        ------
                                                                       351,600


CONSUMER NON-DURABLES                  4.8%
---------------------
        1          Acnielson Corporation                                    15
   24,500          American Greetings Company                          695,188
    5,500          American Stores Company                             224,813
    5,000          Avon Products Incorporated                          285,625
   14,300          Bandag Incorporated                                 677,463
    4,000          Beverly Enterprises                                  51,000
      700          B.F. Goodrich Company                                28,350
   12,000          Cognizant Corporation                               396,000
    3,100          Clorox                                              311,163


The accompanying notes to the financial statements are an integral part of this schedule.

                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
EQUITIES (CONTINUED)                                              MARKET VALUE
CONSUMER NON-DURABLES- (CONTINUED)                                ------------
----------------------------------
      100          Colgate Palmolive Company                          $  9,225
    1,300          Int'l Flavors & Fragrances Incorporated              58,500
      200          Procter & Gamble Company                             21,500
    1,200          Rite Aid Corporation                                 47,700
    2,900          Warner-Lambert Company                              217,500
                                                                       -------
                                                                     3,024,042

CONTAINER                              1.7%
---------
    1,700          Bemis Company                                        62,688
   45,000          Owens Illinois Incorporated*                      1,023,750
      100          Stone Container Corporation                           1,488
                                                                         -----
                                                                     1,087,926

ELECTRONICS                            3.3%
-----------
   25,000          AMP Incorporated                                    959,375
    7,000          General Electric Company                            692,125
    3,200          Intel Corporation                                   419,000
      400          Tektronix Incorporated                               20,500
                                                                        ------
                                                                     2,091,000

ENERGY & RELATED (RAW MATERIALS)       0.3%
--------------------------------
    2,000          Halliburton Company                                 120,500
    2,800          Occidental Petroleum Corporation                     65,450
                                                                        ------
                                                                       185,950

ENTERTAINMENT & LEISURE                0.4%
-----------------------
    9,200          Service Corporation International                   257,600


FINANCIAL SERVICES                     4.7%
------------------
    2,200          Ahmanson H.F. & Company                              71,500
      800          Dean Witter Discovery Company                        53,000
   26,500          Federal National Mortgage Association               987,125
    2,800          Household International Incorporated                258,300
    4,400          MBNA Corporation                                    182,600
    1,400          Merrill Lynch Company                               114,100


The accompanying notes to the financial statements are an integral part of this schedule.

                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
EQUITIES (CONTINUED)                                              MARKET VALUE
FINANCIAL SERVICES (CONTINUED                                     ------------
-----------------------------
      800          Morgan Stanley Group Incorporated                 $  45,700
      500          Salomon Incorporated                                 23,563
   12,500          Student Loan Corporation                            465,625
    6,200          Student Loan Marketing Association                  577,375
    4,200          Travelers Group Incorporated                        190,575
                                                                       -------
                                                                     2,969,463



FOOD, BEVERAGES & TOBACCO              5.4%
-------------------------
   30,100          Anheuser-Busch Companies, Incorporated            1,204,000
   11,700          Brown Foreman Class B                               535,275
    7,300          Coca-Cola Company                                   384,163
    3,000          Conagra Incorporated                                149,250
      600          Loews Corporation                                    56,550
    4,000          Luby's Cafeteria Incorporated                        79,500
   41,500          McCormick and Company                               977,844
                                                                       -------
                                                                     3,386,582


GOLD & PRECIOUS METALS                 0.1%
----------------------
      900          Barrick Gold Corporation                             25,875
    1,700          Freeport McMoran Copper                              50,788
      600          Placer Dome Incorporated                             13,050
                                                                        ------
                                                                        89,713


HEALTH CARE                            9.9%
-----------
   18,000          Abbott Labs Company                                 913,500
    1,800          American Home Products Corporation                  105,525
   25,900          Baxter International Incorporated                 1,061,900
    4,000          Becton Dickinson & Company                          173,500
    7,500          Boston Scientific Corporation                       450,000
    2,600          Johnson & Johnson                                   129,350
    3,100          Lilly Eli & Company                                 226,300


The accompanying notes to the financial statements are an integral part of this schedule.

                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
EQUITIES (CONTINUED)                                              MARKET VALUE
HEALTH CARE (CONTINUED)                                           ------------
-----------------------
    9,000          Medtronic Incorporated                           $  612,000
    4,200          Merck & Company                                     332,850
    1,200          Pfizer Incorporated                                  99,450
   25,500          Pharmacia & Upjohn Incorporated                   1,010,438
    2,200          Schering Plough Corporation                         142,450
   20,000          St. Jude Medical *                                  852,500
    2,600          U.S. Surgical Corporation                           102,375
                                                                       -------
                                                                     6,212,138

INSURANCE                              3.1%
---------
    9,701          Allstate Corporation                                561,445
    5,000          American International Group Incorporated           541,250
    2,700          Jefferson Pilot Corporation                         152,888
    1,800          Keycorp                                              90,900
      200          MBIA Incorporated                                    20,250
    6,000          Progressive Corporation Ohio                        404,250
    1,100          Providian Corporation                                56,513
    1,200          Transamerica Corporation                             94,800
      600          USF&G                                                12,525
                                                                        ------
                                                                     1,934,821


METAL & MINERAL                        1.5%
---------------
    5,090          Allegheny Teledyne Incorporated                     117,070
      400          Homestake Mining Company                              5,700
   20,000          Minerals Technologies, Incorporated                 820,000
      200          USX Marathon Group                                    4,775
      500          USX- US Steel                                        15,688
                                                                        ------
                                                                       963,233


PAPER & FOREST PRODUCTS                1.5%
-----------------------
   59,000          Asia Pulp & Paper Company *                         671,125
    3,200          Avery Dennison Corporation                          113,200
      276          International Paper                                  11,144
    2,900          Weyerhaeuser Company                                137,388
                                                                       -------
                                                                       932,857

The accompanying notes to the financial statements are an integral part of this schedule.

                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
EQUITIES (CONTINUED)                                              MARKET VALUE
PETROLEUM                              7.8%                       ------------
---------
      100          Amoco Corporation                                  $  8,050
      600          Ashland Incorporated                                 26,325
    1,400          Atlantic Richfield                                  185,500
      200          Cyprus Amax Mineral Company                           4,675
    3,500          Enron                                               150,938
    2,200          Exxon Corporation                                   215,600
      400          Kerr-McGee Company                                   28,800
    3,500          Mobil Corporation                                   427,875
    9,300          Phillips Petroleum Company                          411,525
    3,000          Royal Dutch Petroleum Co. N.Y.-ADR                  512,250
    1,800          Texaco                                              176,625
   15,000          Transocean Offshore, Incorporated                   939,375
    1,500          Unocal Corporation                                   60,938
   51,000          Western Gas Resource, Incorporated                  981,750
   30,000          YPF S.A. ADR                                        757,500
                                                                       -------
                                                                     4,887,726

RAILROADS                              1.8%
---------
    1,200          Burlington Northern Incorporated                    103,650
    2,400          CSX Corporation                                     101,400
    1,800          Norfolk Southern Company                            157,500
   20,000          Trinity Industries                                  750,000
                                                                       -------
                                                                     1,112,550


RESTAURANTS                            1.1%
-----------
   93,000          Ryans Family Steak Houses Incorporated *            639,375
    1,900          Wendys International                                 38,950
                                                                        ------
                                                                       678,325

RETAIL STORES                          3.9%
-------------
    4,800          Dayton Hudson Corporation                           188,400
   15,000          Kroger Company*                                     697,500
    2,000          Longs Drug Stores                                    98,250
    3,000          May Department Stores                               140,250
    4,500          Sears Roebuck & Company                             207,563
    1,700          Supervalu Incorporated                               48,238

The accompanying notes to the financial statements are an integral part of this schedule.

                             PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
EQUITIES (CONTINUED)                                              MARKET VALUE
RETAIL STORES (CONTINUED)                                         ------------
-------------------------
   47,000          The Limited LTD.                                 $  863,625
      500          Wal-Marts Stores Incorporated                        11,438
    3,400          Walgreen Company                                    136,000
    1,200          Winn-Dixie Stores Incorporated                       37,950
                                                                        ------
                                                                     2,429,214

SERVICES                               0.4%
--------
    3,100          Cooper Industries                                   130,588
    2,600          John Deere & Company                                105,625
      800          TYCO International LTD                               42,300
                                                                        ------
                                                                       278,513

TECHNOLOGY                             3.0%
----------
      600          Harris Corporation                                   41,175
    3,000          Hewlett-Packard Company                             150,750
      500          Micron Technology Incorporated                       14,563
    1,300          Motorola Incorporated                                79,788
   22,000          National Semiconductor *                            536,250
   12,100          Northern Telecom                                    748,688
      400          Texas Instruments                                    25,500
    5,200          Thomas & Betts Company                              230,750
    1,400          WMX Technologies Incorporated                        45,675
                                                                        ------
                                                                     1,873,139

TELECOMMUNICATION                      1.8%
-----------------
   40,000          COMSAT Corporation                                  985,000
    2,437          Lucent Technologies                                 112,711
      400          Tellabs Incorporated                                 15,050
                                                                        ------
                                                                     1,112,761

TEXTILE & APPAREL                      0.1%
-----------------
    1,500          CVS Corporation                                      62,063
      100          VF Corporation                                        6,750
                                                                         -----
                                                                        68,813

TRAVEL & RECREATION                    0.3%
-------------------
    8,000          Hilton Hotels Corporation                           209,000


The accompanying notes to the financial statements are an integral part of this schedule.

                             PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
EQUITIES (CONTINUED)                                              MARKET VALUE
TRUCKING                               0.1%                       ------------
--------
    3,200          Ryder System                                      $  90,000

UTILITIES-ELECTRIC                     1.3%
------------------
    1,400          Baltimore Gas & Electric Company                     37,450
    2,700          Carolina Power & Light Company                       98,550
    1,700          Consolidated Edison                                  49,725
    3,000          DTE Energy Company                                   97,125
    1,400          Energy Corporation                                   38,850
    1,800          Houston Industries                                   40,725
    1,000          Ohio Edison                                          22,750
    1,600          PECO Energy Company                                  40,400
    2,800          Pacific Gas & Electric                               58,800
    6,600          Pacificorp                                          135,300
    4,400          People's Energy Corporation                         149,050
    1,700          Public Service Enterprises                           46,325
                                                                        ------
                                                                       815,050

UTILITIES-TELEPHONE                    4.4%
-------------------
    4,200          Alltell Corporation                                 131,775
    1,900          AT&T Company                                         82,650
   17,900          Ameritech Corporation                             1,085,188
    2,000          Bell Atlantic Corporation                           129,500
    7,800          Bell South Corporation                              314,925
    3,600          GTE Corporation                                     163,800
    3,500          Pacific Telesis Group                               128,625
    6,500          SBC Communication Incorporated                      336,375
    3,500          Sprint Corporation                                  139,563
    6,600          US West Incorporated                                212,850
                                                                       -------
                                                                     2,725,251

MISCELLANEOUS                          3.6%
-------------
    5,700          PP&L Resources Incorporated                         131,100
   40,000          Reading and Bates Corporation*                    1,060,000
    2,200          Schlumberger                                        219,725
    3,900          Unilever                                            683,457
                                                                       -------
                                                                     2,094,282
TOTAL COMMON STOCK (COST 48,183,054)                                58,488,551

The accompanying notes to the financial statements are an integral part of this schedule.

                            PORTFOLIO OF INVESTMENTS


SHORT-TERM OBLIGATIONS                 3.9%                        MARKET VALUE
----------------------                                             ------------

DEMAND NOTES                           3.9%
------------
                   American Family Demand Note
$  359,213          5.509%   12/31/31                                $  359,213

                   General Mills Demand Note
    10,000          5.495%   12/31/31                                    10,000

                   Johnson Controls Demand Note
 1,777,368          5.529%   12/31/31                                 1,777,368

                   Sara Lee Demand Note
   150,519          5.487%   12/31/31                                   150,519

                   Pitney Bowes Demand Note
    80,000          5.508%   12/31/31                                    80,000

                   Wisconsin Electric Demand Note
    84,583          5.549%   12/31/31                                    84,583
                                                                         ------
TOTAL SHORT-TERM OBLIGATIONS
(AMORTIZED COST $2,461,683)                                           2,461,683
                                                                      ---------

TOTAL INVESTMENTS
(COST BASIS $50,644,737)               97.5%                         60,950,234

CASH AND OTHER ASSETS, LESS
  LIABILITIES                          2.5%                           1,578,772
                                                                      ---------
TOTAL NET ASSETS                     100.0%                       $  62,529,006
                                                                     ----------
                                                                     ----------




*  NON-INCOME PRODUCING STOCKS.

The accompanying notes to the financial statements are an integral part of this schedule.

                             BALANCED PORTFOLIO
                          PORTFOLIO OF INVESTMENTS
                             DECEMBER 31, 1996


SHARES OR
PRINCIPAL
---------
EQUITIES                                76.4%                      MARKET VALUE
--------                                                           ------------
AEROSPACE & DEFENSE                      0.8%
-------------------
       500          Boeing                                            $  53,188
     1,700          Comair Holdings Incorporated                         40,800
       600          Delta Airlines                                       42,525
     2,200          Gulfstream Aerospace Corporation                     53,350
       900          Textron Incorporated                                 84,825
     1,600          United Technologies Corporation                     105,600
                                                                        -------
                                                                        380,288

AUTOMOTIVE                               1.7%
----------
    18,000          Ford Motor Company                                  573,750
     2,500          General Motors Corporation                          139,375
     3,200          Lear Seating Corporation *                          109,200
                                                                        -------
                                                                        822,325

BANKS                                    5.0%
-----
     1,200          Bank of Boston Corporation                           77,100
     1,500          Bank of New York                                     50,625
     2,400          Bank  United Corporation                             64,200
       600          BankAmerica Corporation                              59,850
    16,000          Barnett Banks Incorporated                          658,000
     1,340          Chase Manhattan Corporation                         119,595
     6,000          Citicorp                                            618,000
    33,000          Corp Bancaria Espana ADR                            742,500
                                                                        -------
                                                                      2,389,870

BUSINESS SERVICES                        1.9%
-----------------
     2,000          American Management Systems*                         49,000
     1,400          Cisco Systems Incorporated*                          89,075
     1,500          COMPUSA                                              30,938
     1,775          Computer Associates                                  88,306
     1,900          Dial Corporation                                     28,025
     1,200          Netscape Communication Corporation                   68,250
       600          Noble Affiliates                                     28,725
    16,000          Wallace Computer Services Incorporated              552,000
                                                                        -------
                                                                        934,319

             The accompanying notes to the financial statements
                    are an integral part of this schedule.

                         PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                               MARKET VALUE
--------------------                                               ------------
CAPITAL GOODS                            3.8%
-------------
    20,000          AMP Incorporated                                 $  767,500
       700          Caterpilliar Incorporated                            52,675
     1,300          Cooper Industries                                    54,763
     3,400          JLG Industries Incorporated                          54,400
     2,300          Philip Environmental Control                         33,350
       900          Reynolds Metals                                      50,738
    19,400          Trinity Industries                                  727,500
     2,600          UCAR International, Incorporated*                    97,825
                                                                        -------
                                                                      1,838,751

CHEMICALS                                0.3%
---------
     1,100          E.I. duPont de Nemours and Company                  103,813
     1,200          Praxair Incorporated                                 55,350
                                                                        -------
                                                                        159,163

COMMUNICATION                            1.8%
-------------
    20,600          New York Times                                      782,800
     1,900          Time Warner Incorporated                             71,250
                                                                        -------
                                                                        854,050

COMPUTERS & OFFICE EQUIPMENT             7.6%
----------------------------
    15,000          Astra ADR                                           735,000
     1,500          Converse Technology                                  56,719
     1,200          Dell Computer Corporation                            63,750
     6,000          International Business Machines Corporation         906,000
       700          Rational Software Corporation                        27,964
     3,200          Sun Microsystems*                                    82,200
    62,000          Tandem Computer Incorporated *                      852,500
       900          Western Digital Corporation                          51,188
    15,600          Xerox Corporation                                   868,313
                                                                        -------
                                                                      3,643,634

CONSTRUCTION                             1.8%
------------
       900          Cooper Cameron Corporation                           68,850
     1,300          Corning Corporation                                  60,125
    20,000          Masco Corporation                                   720,000
                                                                        -------
                                                                        848,975

             The accompanying notes to the financial statements
                    are an integral part of this schedule.

                              PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                               MARKET VALUE
--------------------                                               ------------
CONSUMER DURABLES                        0.2%
-----------------
     1,000          Eastman Kodak                                     $  80,250

CONSUMER NON-DURABLES                    2.4%
---------------------
    19,000          American Greetings Company                          539,125
    13,000          Bandag Incorporated                                 615,875
                                                                        -------
                                                                      1,155,000

ELECTRONICS                              2.9%
-----------
     1,000          Intel Corporation                                   130,938
    18,000          National Semiconductor *                            438,750
    12,000          Northern Telecom                                    742,500
       900          Western Atlas Incorporated *                         63,788
                                                                        -------
                                                                      1,375,976

ENERGY & RELATED
----------------
ENERGY & RELATED (DOMESTIC)              4.6%
---------------------------
     2,000          Burlington Resources Incorporated                   100,750
     1,000          Columbia Gas System, Incorporated                    63,625
       500          Kerr-McGee Company                                   36,000
     3,100          Oryx Energy*                                         76,725
     1,100          Pennzoil                                             62,150
    14,100          Transocen Offshore, Incorporated                    883,013
    51,000          Western Gas Resources, Incorporated                 981,750
                                                                        -------
                                                                      2,204,013

ENERGY & RELATED (INTERNATIONAL)         2.0%
--------------------------------
       500          British Petroleum PLC ADR                            70,688
       600          Mobil Corporation                                    73,350
    33,000          YPF S.A. ADR                                        833,250
                                                                        -------
                                                                        977,288
ENERGY & RELATED (SERVICES)              0.5%
---------------------------
     1,500          BJ Services                                          76,500
       500          Diamond Offshore Drilling*                           28,500
       800          Energy Ventures Incorporated                         40,700
     1,200          Ensco International Incorporated *                   58,200
     2,700          Global Marine Incorporated*                          55,688
                                                                        -------
                                                                        259,588

             The accompanying notes to the financial statements
                    are an integral part of this schedule.

                           PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                               MARKET VALUE
--------------------                                               ------------
ENERGY & RELATED (RAW MATERIALS)         2.2%
--------------------------------
     2,600          Baker Hughes Incorporated                         $  89,700
     1,000          Halliburton Company                                  60,250
    40,000          Owens Illinois Incorporated *                       910,000
                                                                        -------
                                                                      1,059,950

ENTERTAINMENT & LEISURE                  0.7%
-----------------------
     1,000          Callaway Golf Company                                28,750
       700          Family Golf Centers Incorporated                     21,088
     1,100          MGM Grand Incorporated*                              38,363
     1,900          Marriott International                              104,975
     1,300          Mid Ocean LTD                                        68,250
     1,700          Patriot American Hospitality                         73,313
                                                                        -------
                                                                        334,739

FINANCIAL  SERVICES                      4.5%
-------------------
       900          Conseco Incorporated                                 57,375
     2,200          Countrywide Credit Industries Incorporated           62,975
    21,200          Federal National Mortgage Association               789,700
     2,100          Green Tree Financial Corporation                     81,113
    10,000          Student Loan Corporation                            372,500
     6,000          Student Loan Marketing Association                  558,750
     4,733          Travelers Group Incorporated                        214,760
     2,530          WFS Financial Incorporated*                          50,284
                                                                        -------
                                                                      2,187,457


FOOD, BEVERAGES & TOBACCO                3.2%
-------------------------
    18,000          Anheuser-Busch Companies, Incorporated              720,000
    25,500          McCormick and Company                               600,844
     2,200          Nabisco Holdings Corporation                         85,525
     2,300          Quaker Oats                                          87,688
     1,900          Simon Debartlolo Group Incorporated                  58,900
                                                                        -------
                                                                      1,552,957

GOLD & PRECIOUS METALS                   0.2%
----------------------
     2,700          Barrick Gold Corporation                             77,625


             The accompanying notes to the financial statements
                    are an integral part of this schedule.

                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                               MARKET VALUE
--------------------                                               ------------
HEALTH CARE                              7.3%
-----------
    15,000          Abbott Labs                                      $  761,250
     1,200          American Home Products Corporation                   70,350
    16,600          Baxter International Incorporated                   680,600
     2,900          Healthsouth Corporation*                            112,013
     2,400          Medpartners, Incorporated                            50,400
     1,500          Merck & Company                                     118,875
     1,700          Ornda Healthcorp*                                    49,725
    15,000          Pharmacia & Upjohn Incorporated                     594,375
    20,500          St. Jude Medical*                                   873,813
     1,500          US Surgical Corporation                              59,063
     2,000          Warner Lambert Company                              150,000
                                                                        -------
                                                                      3,520,464


INSURANCE                                3.1%
---------
       300          AETNA Life & Casualty Company                        24,000
     2,110          Allstate Corporation                                122,116
     5,900          American International Group Incorporated           638,675
       400          CIGNA Corporation                                    54,650
     2,900          Everest Reinsurance  Holdings                        83,375
       500          General Research Corporation                         78,875
       900          Potash Corporation                                   76,500
     6,000          Progressive Corporation Ohio                        404,250
                                                                        -------
                                                                      1,482,441

METAL & MINERAL                          1.9%
---------------
     1,300          AK Steel Holding Corporation                         51,513
     4,100          Alumax Incorporated                                 136,838
     1,700          Applied Materials Incorporated                       61,094
     2,500          Federal Mogul Corporated                             55,000
    15,300          Minerals Technologies Incorporated                  627,300

931,745

PAPER & FOREST PRODUCTS                  1.5%
-----------------------
    59,000          Asia Pulp & Paper Company *                         671,125
     1,700          James River of Virgina                               56,313
                                                                        -------
                                                                        727,438

             The accompanying notes to the financial statements
                    are an integral part of this schedule.

                              PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                               MARKET VALUE
--------------------                                               ------------
RAILROAD                                 0.1%
--------
     1,400          Whitman Corporation                               $  32,025

REAL ESTATE                              0.6%
-----------
     1,600          Bay Apartments Communities                           57,600
     1,600          Beacon Office Property                               58,600
     1,300          Crescent Real Estate                                 68,575
     2,600          Liberty Property Beneficial Trust                    66,950
       900          Starwood Lodging Trust                               49,613
                                                                        -------
                                                                        301,338

RETAIL STORES                            4.2%
-------------
     3,200          Dayton Hudson Corporation                           125,600
     3,000          Federated Department Stores*                        102,375
     3,600          Food Lion Incorporated                               35,213
    15,000          Kroger Company                                      697,500
     1,900          Revco Drug Stores Incorporated*                      70,300
     1,000          Ross Stores Incorporated                             50,000
     1,600          Safeway Incorporated *                               68,400
     1,600          TJX Cos Incorporated                                 75,800
    36,000          The Limited LTD                                     661,500
     3,700          Toys R Us Incorporated*                             111,000
                                                                        -------
                                                                      1,997,688

SERVICES                                 1.4%
--------
       900          Marks Brothers Jewelers Incorporated                 10,463
    70,000          Ryans Family Steak Houses Incorporated *            481,250
     1,000          Sovran Self Storage Incorporated                     31,250
     1,650          Stewart Enterprises Incorporated                     56,100
     2,400          U.S.A. Waste Services Incorporated*                  76,500
                                                                        -------
                                                                        655,563

TECHNOLOGY                               0.4%
----------
       900          Amgen*                                               48,938
     1,200          Biogen Incorporated                                  46,500
       800          HBO & Company                                        47,500
     1,714          Sterling Commerce Incorporated                       60,419
                                                                        -------
                                                                        203,357


             The accompanying notes to the financial statements
                    are an integral part of this schedule.

                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
---------
EQUITIES (CONTINUED)                                               MARKET VALUE
--------------------                                               ------------
TELECOMMUNICATION                        2.2%
-----------------
    34,000          COMSAT Corporation                               $  837,250
     3,400          Deutsche Telecom                                     69,275
     1,800          Lucent Technologies                                  83,250
     2,200          Metromedia International Group                       21,725
     1,000          Parametric Technologies Company                      51,375
                                                                        -------
                                                                      1,062,875

TEXTILE & APPAREL                        0.2%
-----------------
     1,900          Liz Claiborne Incorporated                           73,388
       600          NIKE, Incorporated                                   35,850
                                                                        -------
                                                                        109,238

TRUCKING                                 0.1%
--------
     1,700          Ryder System                                         47,813

UTILITIES -ELECTRIC                      0.6%
-------------------
     3,500          General Public Utilities                            117,688
     3,800          Illinova Corporation                                104,500
     1,800          Scana Corporation                                    48,150
                                                                        -------
                                                                        270,338

UTILITIES -GAS                           1.7%
--------------
     1,000          Chesapeake Energy Corporation*                       55,625
    29,000          Reading and Bates Corporation*                      768,500
                                                                        -------
                                                                        824,125

UTILITIES -TELEPHONE                     2.1%
--------------------
    13,500          Ameritech Corporation                               818,438
     1,100          GTE Corporation                                      50,050
     2,000          Teleport Communications*                             61,000
     1,600          Telespectrum Worldwide Incoprorated                  25,400
     2,800          Worldcom Incorporated*                               72,975
                                                                        -------
                                                                      1,027,863

MISCELLANEOUS                            0.9%
-------------
    12,500          Cognizant Corporation                               412,212
                                                                        -------
TOTAL COMMON STOCK (COST $29,051,809)                                36,742,741


             The accompanying notes to the financial statements
                    are an integral part of this schedule.

                           PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
---------
TOTAL LONG-TERM OBLIGATIONS              16.1%                     MARKET VALUE
---------------------------                                        ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS    7.9%
--------------------------------------
                    United States Treasury Bonds
$  250,000          6.500%   11/15/26                                $  245,391

                    United States Treasury Notes
   300,000          5.875%   04/30/98                                   299,813
   200,000          5.875%   11/15/99                                   199,250
   400,000          6.250%   10/31/01                                   400,375
    70,000          7.250%   05/15/04                                    73,697
   270,000          6.875%   05/15/06                                   278,438

                    Federal Home Loan Mortgage Corporation
   186,420          6.500%   03/01/26                                   178,513

                    Federal National Mortgage Association
   448,875          9.000%   08/01/07                                   470,875
 1,500,000          7.000%   01/01/27                                 1,469,532

                    Government National Mortgage Association
                    (mortgage-backed securities)
   167,208          10.000%   12/15/20                                  184,151
                                                                        -------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                          3,800,035


ASSET BACKED OBLIGATIONS                 2.9%
                    Asset Security Corporation
   197,272          6.920%   02/14/29  Series 1996-D2                   197,087
    98,485          7.100%   08/13/29  Series 1995-MD4                   99,543

                    Chevy Chase Home Loan
   200,000          7.150%   05/15/15 Series 1996-1                     201,844

                    DLJ Mortgage Acceptance Corporation
   200,000          7.290%   07/12/06 Series 1996-CF2                   203,000

                    Merrill Lynch Mortgage Investors
   100,000          6.960%   11/21/28 Series 1996-C2                     99,156


             The accompanying notes to the financial statements
                    are an integral part of this schedule.

                        PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
---------
TOTAL LONG-TERM OBLIGATIONS (CONTINUED)                            MARKET VALUE
---------------------------------------                            ------------
ASSET BACKED OBLIGATIONS (CONTINUED)
------------------------------------
                    Nomura Asset Securities Corporation
 $  70,000          7.120%   04/13/36  Series 1996-M                  $  70,700

                    Resolution Trust Corporation
   290,405          6.573%   04/25/22  Series 1992-9                    289,002
   250,012          6.958%   06/25/24                                   245,052
                                                                        -------
TOTAL ASSET BACKED OBLIGATIONS                                        1,405,384


CORPORATE OBLIGATIONS                    5.3%
---------------------
AUTOMOTIVE          0.1%
----------
                    General Motors Corporation
   250,000          0.000%   06/15/15 effective yield                    64,077

BANK                                     0.2%
----
                    Banque Paribas
   120,000          6.875%   03/01/09                                   113,251

CHEMICAL                                 0.1%
--------
                    Millennium America
    60,000          7.625%   11/15/26                                    58,626


COMMUNICATION                            0.7%
-------------
                    Time Warner Company
   150,000          8.180%   08/15/07                                   154,114
   160,000          8.375%   07/15/33                                   161,052
                                                                        -------
                                                                        315,166

FINANCIAL                                2.4%
---------
                    British Gas Financial
   500,000          0.000%   11/04/21 effective yield 6.850%             82,500

                    Commercial Credit Company
   350,000          7.875%   02/01/25                                   378,457


             The accompanying notes to the financial statements
                    are an integral part of this schedule.

                          PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL
---------
TOTAL LONG-TERM OBLIGATIONS (CONTINUED)                            MARKET VALUE
---------------------------------------                            ------------
CORPORATE OBLIGATIONS  (CONTINUED)
----------------------------------
FINANCIAL (CONTINUED)
---------------------
                    General Electric Capital Corporation
$  260,000          8.200%   10/30/03                                $  283,738

                    Green Tree Financial Corporation
   188,804          6.900%   02/15/04                                   188,537
   156,772          7.850%   07/15/04                                   158,871

                    JPM Capital Trust
    60,000          7.540%   01/15/27                                    58,980
                                                                        -------
                                                                      1,151,083


TELECOMMUNICATION                        0.5%
-----------------
                    TCI Communications Incorporated
   150,000          8.750%   08/01/15                                   147,825
   110,000          7.875%   02/15/26                                    96,617
                                                                        -------
                                                                        244,442


UTILITIES                                0.8%
---------
                    Long Island Lighting
   240,000          9.625%   07/01/24                                   247,615

                    System Energy
   138,717          7.430%   01/15/11                                   135,943
                                                                        -------
                                                                        383,558


MISCELLANEOUS                            0.5%
-------------
                    News American Holdings
   200,000          8.875%   04/26/23                                   211,799
                                                                        -------
TOTAL CORPORATE OBLIGATIONS                                           2,542,002
                                                                      ---------
TOTAL LONG-TERM OBLIGATIONS
(COST $7,682,119)                                                     7,747,421
                                                                      ---------


             The accompanying notes to the financial statements
                    are an integral part of this schedule.

                         PORTFOLIO OF INVESTMENTS


   SHARES OR
   PRINCIPAL
   ---------
   TOTAL SHORT-TERM OBLIGATIONS                   5.5%             MARKET VALUE
   ----------------------------                                    ------------
   U.S. GOVERNMENT AND AGENCY OBLIGATIONS         3.7%
   --------------------------------------
                   United States Treasury Bills
(A) $1,760,000      5.305%   01/09/97                              $  1,758,260
                                                                      ---------
    TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                      1,758,260

    DEMAND NOTES                                  1.8%
    ------------
                       American Family Demand Note
       180,000          5.508%   12/31/31                               180,000

                       Eli Lilly Demand Note
       388,060          5.140%   12/31/31                               388,060

                       Johnson Controls Demand Note
       112,561          5.529%   12/31/31                               112,561

                       Pitney Bowes Demand Note
        47,409          5.507%   12/31/31                                47,409

                       Sara Lee Demand Note
       147,265          5.487%   12/31/31                               147,265

                       Warner Lambert Demand Note
         9,450          5.479%   12/31/31                                 9,450

                       Wisconsin Electric Demand Note
         2,617          5.548%   12/31/31                                 2,617
                                                                        -------
   TOTAL DEMAND NOTES                                                   887,362
   TOTAL SHORT-TERM OBLIGATIONS
   (AMORTIZED COST $2,645,622)                                        2,645,622
                                                                      ---------
   TOTAL INVESTMENTS
   (COST BASIS $39,379,550)                98.0%                     47,135,784

   CASH AND OTHER ASSETS, LESS
   LIABILITIES                               2.0%                       949,721
                                                                        -------
   TOTAL NET ASSETS                        100.0%                 $  48,085,505
                                                                     ----------
                                                                     ----------
* Non-income producing stocks.
The accompanying notes to the financial statements are an integral part of this schedule.

            PORTFOLIO OF INVESTMENTS




(A) $100,000 OF U.S. TREASURY BILLS PLEDGED AS MARGIN FOR FUTURES CONTRACTS. THE PORTFOLIO HAD THE FOLLOWING OPEN FUTURES CONTRACTS AT DECEMBER 31, 1996:


OPEN FUTURES CONTRACTS:

                                                                                      UNREALIZED
                          NUMBER OF    PRINCIPAL                                  GAINS (LOSSES)
        TYPE              CONTRACTS       AMOUNT    POSITION    EXPIRATION     DECEMBER 31, 1996
        ----              ---------       ------    --------    ----------     -----------------

5 Year Treasury Note             26       26,000    Long        March 1997              ($9,336)

10 Year U.S. Treasury Notes       2        2,000    Long        March 1997               (2,953)

Bond Futures                      8        8,000    Long        March 1997                4,190

Bond Futures                     10       10,000   Short        March 1997               17,425
                                                                                         ------
                                                                                         $9,326
                                                                                         ------
                                                                                         ------



The accompanying notes to the financial statements are an integral part of this schedule.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 1996
(UNAUDITED)


-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                          FULL                LIMITED
                                          MATURITY            MATURITY            DIVERSIFIED
                                          FIXED INCOME        FIXED INCOME        EQUITY              BALANCED
                                          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at market value              $  62,162,116       $ 155,382,971       $  60,950,234       $  47,135,784
Receivable for investments sold                  90,298                   0                   0                   0
Receivable for shares sold                      908,265           2,323,114           2,507,336           2,519,014
Cash                                            237,485               4,260                 276             133,730
Dividends and interest receivable               839,673           1,969,467              99,973             141,020
Futures variation margin                          3,594                   0                   0             (11,250)
Prepaid insurance                                 3,109              12,039               3,208               2,545
                                          -------------      --------------       -------------       -------------
  Total Assets                            $  64,244,540       $ 159,691,851       $  63,561,027       $  49,920,843
                                          -------------      --------------       -------------       -------------
                                          -------------      --------------       -------------       -------------

LIABILITIES:

Payable for investments purchased         $   3,470,834                $  0       $   1,014,750       $   1,805,791
Payable for shares redeemed                         530                 520                   0                   0
Payable for dividends                            39,565             158,021                   0                   0
Outstanding written options                       5,676                   0                   0               1,548
Accrued expenses and other liabilities           20,207              41,252              17,271              27,999
                                          -------------      --------------       -------------       -------------

  Total Liabilities                           3,536,812             199,793           1,032,021           1,835,338
                                          -------------      --------------       -------------       -------------

NET ASSETS                                $  60,707,728       $ 159,492,058       $  62,529,006       $  48,085,505
                                          -------------      --------------       -------------       -------------
                                          -------------      --------------       -------------       -------------

Net Assets consist of:
Capital Stock ($0.01 par value
  and 200 million shares
  authorized) and Paid-in Capital         $  62,268,797       $ 162,729,093       $  49,231,512       $  39,792,076
Undistributed
  net investment income                               0                   0              57,550             729,342
Accumulated net realized gain
   (loss) on investments sold                (1,512,346)         (3,596,667)          2,934,447            (192,146)
Net unrealized appreciation
  (depreciation) of investments,
  futures and options                           (48,723)            359,632          10,305,497           7,756,233
                                          -------------      --------------       -------------       -------------
Total Net Assets                          $  60,707,728       $ 159,492,058       $  62,529,006       $  48,085,505
                                          -------------      --------------       -------------       -------------
                                          -------------      --------------       -------------       -------------

Number of Shares Outstanding
  at the end of period                        6,188,753          15,671,431           3,572,548           3,599,187
                                          -------------      --------------       -------------       -------------

NET ASSET VALUE
Per Share                                 $        9.81       $       10.18       $       17.50       $       13.36
                                          -------------      --------------       -------------       -------------
                                          -------------      --------------       -------------       -------------

The accompanying notes to the financial statements are an integral part of these statements.
-------------------------------------------------------------------------------

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX-MONTHS ENDED DECEMBER 31, 1996
(UNAUDITED)




-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                          FULL                LIMITED
                                          MATURITY            MATURITY            DIVERSIFIED
                                          FIXED INCOME        FIXED INCOME        EQUITY              BALANCED
                                          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
-------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:

Interest income                           $   1,867,967       $   5,264,845       $      26,510       $     428,121
Dividends                                             0                   0             581,186             283,697
                                          -------------       -------------       -------------       -------------

Total investment income                   $   1,867,967       $   5,264,845       $     607,696       $     711,818

EXPENSES:

Custodian fees                            $      16,099       $      20,675       $      10,090       $      14,894
Accounting fees                                  20,644              32,319              15,665              16,435
Transfer agent fees                               3,630              11,005               3,613               2,982
Legal fees                                        4,528               4,528               4,528               4,528
Audit and tax return fees                         6,088               6,088               6,088               6,088
Director fees and expenses                        2,965               2,965               2,965               2,965
Officers and directors insurance                  3,730              14,447               3,850               3,053
Administrative and other fees                     3,300               6,020               2,564               3,948
                                          -------------       -------------       -------------       -------------

Total Expenses                            $      60,984       $      98,047       $      49,363       $      54,893

NET INVESTMENT INCOME                     $   1,806,983       $   5,166,798       $     558,333       $     656,925

REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS

Net realized gain (loss)
  on investments sold                           700,657            (363,874)          4,855,906           1,941,016
Net realized gain on
  closed futures and options contracts           60,789                   0                   0              18,954
Net change in unrealized appreciation
  of investments, futures and options           244,107           1,389,680             738,087           1,974,199
                                          -------------       -------------       -------------       -------------

NET GAIN (LOSS) ON INVESTMENTS                1,005,553           1,025,806           5,593,993           3,934,169
                                          -------------       -------------       -------------       -------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS               $   2,812,536       $   6,192,604       $   6,152,326       $   4,591,094
                                          -------------       -------------       -------------       -------------
                                          -------------       -------------       -------------       -------------

The accompanying notes to the financial statements are an integral part of these statements.
--------------------------------------------------------------------------------

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS



-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                          FULL MATURITY                           LIMITED MATURITY
                                          FIXED INCOME PORTFOLIO                  FIXED INCOME PORTFOLIO
                                          -------------------------------------   -------------------------------------
                                          YEAR ENDED          SIX MONTHS ENDED    YEAR ENDED          SIX MONTHS ENDED
                                          JUNE 30, 1996       DECEMBER 31, 1996   JUNE 30, 1996       DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------

OPERATIONS:

Net investment income                     $   3,286,328       $   1,806,983       $  11,653,180       $   5,166,798
Net realized gain (loss) on investments
  sold and closed futures and
  options contracts                             328,668             761,446             657,870            (363,874)
Net change in unrealized appreciation
  (depreciation) of investments,
  futures and options                        (1,600,342)            244,107          (2,783,917)          1,389,680
                                          -------------       -------------       -------------       -------------
Net increase in net assets resulting
  from operations                             2,014,654           2,812,536           9,527,133           6,192,604
                                          -------------       -------------       -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income         (3,286,328)         (1,806,983)        (11,653,180)         (5,166,798)
Capital gains distribution                           --                  --                  --                  --
                                          -------------       -------------       -------------       -------------
Net decrease in net assets
  resulting from distributions            $  (3,286,328)      $  (1,806,983)      $ (11,653,180)      $  (5,166,798)

SHARE TRANSACTIONS:

Subscriptions of fund shares                 17,301,502           6,718,785          54,975,361          20,951,224
Investment income dividends
  reinvested                                  2,653,135           1,517,461           9,241,385           3,986,370
Capital gains distribution
  reinvested                                         --                  --                  --                  --
                                          -------------       -------------       -------------       -------------
Gross increase in fund shares                19,954,637           8,236,246          64,216,746          24,937,594
Redemptions of fund shares                   (5,265,318)         (1,826,135)        (47,750,515)        (67,667,682)
                                          -------------       -------------       -------------       -------------
Net increase (decrease) from
  share transactions                         14,689,319           6,410,111          16,466,231         (42,730,088)
                                          -------------       -------------       -------------       -------------
Net increase (decrease) in net assets     $  13,417,645       $   7,415,664       $  14,340,184       $ (41,704,282)

TOTAL NET ASSETS:

Beginning of period                          39,874,419          53,292,064         186,856,156         201,196,340
                                          -------------       -------------       -------------       -------------

End of period                             $  53,292,064       $  60,707,728       $ 201,196,340       $ 159,492,058
                                          -------------       -------------       -------------       -------------
                                          -------------       -------------       -------------       -------------

Undistributed net investment income       $           0       $           0       $           0       $           0
                                          -------------       -------------       -------------       -------------
                                          -------------       -------------       -------------       -------------


The accompanying notes to the financial statements are an integral part of these statements.
--------------------------------------------------------------------------------

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS



--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                          DIVERSIFIED EQUITY PORTFOLIO            BALANCED PORTFOLIO
                                          --------------------------------------------------------------------------------
                                          YEAR ENDED          SIX MONTHS ENDED    YEAR ENDED          SIX MONTHS ENDED
                                          JUNE 30, 1996       DECEMBER 31, 1996   JUNE 30, 1996       DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:

Net investment income                     $   1,043,023       $     558,333       $   1,329,333       $     656,925
Net realized gain on investments
  sold and closed futures and
  options contracts                           5,931,111           4,855,906           4,867,720           1,959,970
Net change in unrealized appreciation
  of investments, futures and options         4,737,172             738,087           1,636,437           1,974,199
                                          -------------       -------------       -------------       -------------
Net increase in net assets resulting
  from operations                            11,711,306           6,152,326           7,833,490           4,591,094
                                          -------------       -------------       -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income         (1,045,999)           (544,213)         (1,344,443)           (715,060)
Capital gains distribution                   (2,212,939)         (6,206,933)         (3,650,612)         (3,710,927)
                                          -------------       -------------       -------------       -------------
Net decrease in net assets
  resulting from distributions            $  (3,258,938)      $  (6,751,146)      $  (4,995,055)      $  (4,425,987)

SHARE TRANSACTIONS:

Subscriptions of fund shares                  8,994,364           9,718,869           1,576,359           7,242,100
Investment income dividends
  reinvested                                  1,046,655             544,212           1,287,967             618,357
Capital gains distribution
  reinvested                                  2,212,939           6,206,933           3,409,871           3,180,507
                                          -------------       -------------       -------------       -------------
Gross increase in fund shares                12,253,958          16,470,014           6,274,197          11,040,964
Redemptions of fund shares                   (5,905,325)         (7,777,076)        (12,628,112)         (6,250,990)
                                          -------------       -------------       -------------       -------------
Net increase (decrease) from
  share transactions                          6,348,633           8,692,938          (6,353,915)          4,789,974
                                          -------------       -------------       -------------       -------------
Net increase (decrease) in net assets     $  14,801,001       $   8,094,118       $  (3,515,480)      $   4,955,081

TOTAL NET ASSETS:

Beginning of period                          39,633,887          54,434,888          46,645,904          43,130,424
                                          -------------       -------------       -------------       -------------

End of period                             $  54,434,888       $  62,529,006       $  43,130,424       $  48,085,505
                                          -------------       -------------       -------------       -------------
                                          -------------       -------------       -------------       -------------

Undistributed net investment income       $      43,429       $      57,550       $     787,475       $     729,342
                                          -------------       -------------       -------------       -------------
                                          -------------       -------------       -------------       -------------


The accompanying notes to the financial statements are an integral part of these statemnts.
--------------------------------------------------------------------------------

AHA INVESTMENT FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996
(UNAUDITED)

NOTE 1.

SIGNIFICANT ACCOUNTING POLICIES

The following are the significant accounting policies of Full Maturity Fixed Income, Limited Maturity Fixed Income, Diversified Equity and Balanced Portfolios (the "Portfolios"), each a series of AHA Investment Funds, Inc., a Maryland corporation, ("Fund").

SECURITY VALUATIONS

All securities are recorded at fair market value as of December 31, 1996. Securities traded on national securities exchanges are valued at last reported sales prices or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Other assets and securities are valued by a method that the Board of Directors believes represents a fair value.

ACCOUNTING FOR FUTURES

The Fund may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When the Fund enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as a guarantee that it will meet the futures commitment. Each day the Fund receives or pays cash, called "variation margin," equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolios seek to close out a contract and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged. The Full Maturity Fixed Income and Balanced Portfolios had open futures contracts as of December 31, 1996.

ACCOUNTING FOR OPTIONS

The Fund may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a close purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. Transactions in put options written for the six months ending December 31, 1996 for the Fund were as follows:

--------------------------------------------------------------------------------

                           FULL MATURITY
                           FIXED INCOME               BALANCED
                           -----------------------    ---------------------
                           NUMBER OF      PREMIUMS    NUMBER OF    PREMIUMS
                           CONTRACTS      (000'S)     CONTRACTS    (000'S)
--------------------------------------------------------------------------------

Options Outstanding at          28        25,438            9      8,438
Beginning of Year

Options Outstanding at          0         $     0          0       $      0
12/31/96
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

FULL MATURITY FIXED INCOME PORTFOLIO

Seeks over the long term the highest level of income consistent with preservation of capital. Invests primarily in high quality fixed income securities. There is no restriction on the maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

LIMITED MATURITY FIXED INCOME PORTFOLIO

Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities and maintains an average dollar-weighted portfolio maturity of five years or less.

DIVERSIFIED EQUITY PORTFOLIO

Seeks long-term capital growth. Invests primarily in equity securities and securities having equity characteristics.

BALANCED PORTFOLIO

Seeks a combination of growth of capital and income. Invests varying proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be effected only with banks, savings institutions and broker-dealers. They involve the purchase by a Portfolio of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian, or a subcustodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be effected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Portfolio could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the sale are less than the repurchase price. The Fund had no outstanding repurchase agreements as of December 31, 1996.

FEDERAL INCOME TAXES

No provision is made for Federal Income Taxes since the Portfolios elect to be taxed as "regulated investment companies" and make such distributions to their shareholders as to be relieved of all Federal income taxes under provisions of current Federal tax law. At June 30, 1996, the Funds' most recent fiscal year end, the approximate capital loss carryforwards for U.S. Federal income tax purposes for the Full Maturity Fixed Income Portfolio and the Limited Maturity Fixed Income Portfolio were approximately $2,200,000 and $3,200,000 respectively. This capital loss carryforward expires beginning in the year ending June 30, 2003 and is available to offset future capital gains.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER INFORMATION

The accounts of the Fund are kept on the accrual basis of accounting. Securities transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identification cost basis. Dividend income is recognized on the ex-dividend date.

NOTE 2.

FUND DISTRIBUTIONS

The Full Maturity Fixed Income Portfolio and the Limited Maturity Fixed Income Portfolio declare income dividends from net investment income daily and pay these dividends monthly, on the last day of every month.

In the Diversified Equity Portfolio and Balanced Portfolio, dividends from net investment income are declared on the thirteenth day of the last month of each quarter; the ex-dividend date is the fourteenth; and payment is made on the fifteenth. The aggregate distributions of net investment income for the Diversified Equity Portfolio and Balanced Portfolio were $0.18 and $0.21 per share, respectively, during the six months ended December 31, 1996.

During the six months ended December 31, 1996, the Diversified Equity and Balanced Portfolios made a long-term capital gain distribution of $1.3355 and $0.8111 per share, respectively.

During the six months ended December 31, 1996, the Diversified Equity and Balanced Portfolios made a short-term capital gain distribution of $0.7162 and $0.3417 per share, respectively.

NOTE 3.

DIRECTORS' FEES AND TRANSACTIONS WITH AFFILIATES

Directors not affiliated with Hewitt Associates LLC ("Hewitt") or American Hospital Association ("AHA") receive $1,000 for each quarterly meeting and $500 for each special meeting of the Board of Directors, or committee thereof, (plus travel expenses). No remuneration has been paid to any principal or employee of the Fund's investment consultant, Hewitt, or any director or officer of AHA. The investments of the Portfolios are managed by various advisory organizations which serve as the investment managers. The Fund pays no fees to Hewitt or to the investment managers.

Hewitt is compensated for its services by the shareholders pursuant to The Program Services Agreement it has with each shareholder, under which Hewitt provides asset allocation consulting and certain other services. Fees of the investment managers are paid by Hewitt.

Hewitt has voluntarily undertaken to pay certain expenses of the Portfolios (or to reimburse the Portfolios for certain expenses) as may be necessary to limit total expenses of the Portfolios to specified amounts. American Hospital Association Services, Inc. has, in this regard, agreed to reimburse Hewitt for one-half of the amounts incurred by Hewitt pursuant to this undertaking. The maximum expense as a percent of average net assets for the Full Maturity Fixed Income Portfolio, the Limited Maturity Fixed Income Portfolio, the Diversified Equity Portfolio, and the Balanced Portfolio is 0.50% (annual percentage). The Portfolios have reached asset levels which allow the reduction of expenses to percentage amounts below that set forth above. The Portfolios may reimburse Hewitt for the expenses of the Portfolios it voluntarily has absorbed on or after September 1, 1989, provided that such reimbursement does not cause the percentage expense limitations set forth above to be exceeded and is approved by the Board of Directors of the Fund. There is no commitment, however, by the Fund to make any such reimbursement. As of December 31, 1996, approximate expenses paid on behalf of or reimbursed to the Portfolio by Hewitt since September 1, 1989 were: $101,400 for the Full Maturity Fixed Income Portfolio; $41,000 for the Limited Maturity Fixed Income Portfolio; $116,000 for the Diversified Equity Portfolio; and $10,900 for the Balanced Portfolio.


NOTE 4.

SHORT-TERM DEBT

To facilitate portfolio liquidity, each Portfolio is authorized to borrow against portfolio securities. During the six months ended December 31, 1996, there were no borrowings.

NOTE 5.

INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales of securities (exclusive of short-term obligations) for the six months ended December 31, 1996, is presented below:

--------------------------------------------------------------------------------

PORTFOLIO                              PURCHASES              SALES

--------------------------------------------------------------------------------
Full Maturity Fixed Income             $ 116,559,149          $114,079,357

Limited Maturity Fixed Income          $  96,746,385          $133,746,868

Diversified Equity                     $  21,579,058          $ 22,512,081

Balanced                               $  37,145,636          $ 36,710,255

--------------------------------------------------------------------------------


At December 31, 1996, gross unrealized appreciation and depreciation of investments on a tax basis and the cost of investments for financial reporting purposes and for Federal income tax purposes were as follows:


--------------------------------------------------------------------------------

                                                 COST OF INVESTMENTS
                                                 -------------------------
                                                 FINANCIAL      FEDERAL
PORTFOLIO          APPRECIATION    DEPRECIATION  REPORTING      INCOME TAX

--------------------------------------------------------------------------------

Full Maturity
  Fixed Income      $    377,768  $  426,491     $  62,210,839  $  62,210,839

Limited Maturity
  Fixed Income      $    674,679  $  315,047     $ 155,023,339  $ 155,023,339

Diversified Equity  $ 10,853,149  $  547,652     $  50,644,737  $  50,644,737

Balanced            $  8,367,427  $  611,193     $  39,379,550  $  39,379,550
--------------------------------------------------------------------------------

NOTE 6.

TRANSACTIONS IN CAPITAL STOCK SHARES

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                       FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
                                       ------------------------------------------------------------
                                       FULL           LIMITED
                                       MATURITY       MATURITY          DIVERSIFIED
                                       FIXED INCOME   FIXED INCOME      EQUITY         BALANCED
                                       PORTFOLIO      PORTFOLIO         PORTFOLIO      PORTFOLIO

---------------------------------------------------------------------------------------------------
Transactions in capital stock shares
  were as follows:

Subscriptions of fund shares                 682,318      2,059,198        526,644        542,874
Investment income dividends
  reinvested                                 155,958        392,764         29,498         44,868
Capital gains distribution
  reinvested                                       0              0        354,075        238,777
                                          ----------     ----------     ----------     ----------
Gross increase in fund shares                838,276      2,451,962        910,217        826,519
Redemptions of fund shares                  (185,586)    (6,671,048)      (431,955)      (449,712)
                                         -----------    -----------     ----------     ----------
Net increase (decrease) in fund shares       652,690     (4,219,086)       478,262        376,807
Beginning of Year                          5,536,063     19,890,517      3,094,286      3,222,380
                                         -----------    -----------     ----------     ----------
End of Period                              6,188,753     15,671,431      3,572,548      3,599,187
                                         -----------    -----------     ----------     ----------
                                         -----------    -----------     ----------     ----------
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                       FOR THE YEAR ENDED JUNE 30, 1996
                                       -----------------------------------------------------------
                                       FULL           LIMITED
                                       MATURITY       MATURITY          DIVERSIFIED
                                       FIXED INCOME   FIXED INCOME      EQUITY         BALANCED
                                       PORTFOLIO      PORTFOLIO         PORTFOLIO      PORTFOLIO

--------------------------------------------------------------------------------------------------
Transactions in capital stock shares
  were as follows:

Subscriptions of fund shares               1,752,269      5,384,961        563,437        121,597
Investment income dividends
  reinvested                                 269,138        904,877         62,641         97,469
Capital gains distribution
  reinvested                                       0              0        139,442        273,885
                                           ---------      ---------     ----------     ----------
Gross increase in fund shares              2,021,407      6,289,838        765,520        492,951
Redemptions of fund shares                  (520,065)    (4,674,879)      (355,860)      (963,559)
                                          ----------    -----------     ----------     ----------
Net increase (decrease) in fund shares     1,501,342      1,614,959        409,660       (470,608)
Beginning of Year                          4,034,721     18,275,558      2,684,626      3,692,988
                                          ----------    -----------     ----------     ----------
End of Year                                5,536,063     19,890,517      3,094,286      3,222,380
                                          ----------    -----------     ----------     ----------
                                          ----------    -----------     ----------     ----------
--------------------------------------------------------------------------------------------------

NOTE 7:

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
FULL MATURITY FIXED INCOME PORTFOLIO


---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                                         PERIOD ENDED JUNE 30                                                            SIX MOS.
                                         ---------------------------------------------------------------------------      ENDED
                                         1989 (A)   1990     1991      1992      1993      1994       1995      1996     12/31/96

---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $10.00    $10.30   $10.01    $10.03    $10.58    $10.76     $9.48     $9.88      $9.63

 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                      0.55      0.78*    0.79*     0.75      0.72      0.59      0.65      0.65       0.32
 Net realized and unrealized
  gain (loss) on investments
  and futures                               0.30     (0.29)    0.02      0.64      0.53     (0.64)     0.40     (0.25)      0.18
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------
  Total from Investment Operations          0.85      0.49     0.81      1.39      1.25     (0.05)     1.05      0.40       0.50

 LESS DISTRIBUTIONS:
 Net investment income                     (0.55)    (0.78)   (0.79)    (0.75)    (0.72)    (0.59)    (0.65)    (0.65)     (0.32)
 Net realized capital gains                (0.00)    (0.00)   (0.00)    (0.09)    (0.35)    (0.64)    (0.00)    (0.00)     (0.00)
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------
  Total Distributions                      (0.55)    (0.78)   (0.79)    (0.84)    (1.07)    (1.23)    (0.65)    (0.65)     (0.32)
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------

NET ASSET VALUE, END OF PERIOD            $10.30    $10.01   $10.03    $10.58    $10.76     $9.48     $9.88     $9.63      $9.81
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------

TOTAL RETURN ON NET ASSET VALUE(B)         8.60%     4.62%    7.87%    13.66%    11.98%    -1.43%    10.99%     3.58%      2.24%


RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
 (in thousands)                           $1,422   $11,134  $19,893   $47,500   $52,094   $48,752   $39,874   $53,292    $60,708
Ratio of Expenses to Average
 Net Assets                               0.50%*    0.50%*   0.50%*     0.42%     0.27%     0.24%     0.21%     0.21%      0.22%
Ratio of Net Investment Income to
Average Net Assets                        8.12%*    8.44%*   8.06%*     7.37%     6.77%     5.67%     6.88%     6.52%      6.46%
Ratio of Expenses to Average Net
Assets(C)                                  1.94%     1.36%    0.89%     0.42%     0.27%     0.24%     0.21%     0.21%      0.22%
Ratio of Net Investment Income to
  Average Net Assets(C)                    6.67%     7.56%    7.68%     7.37%     6.77%     5.67%     6.88%     6.52%      6.46%
Portfolio turnover rate                  234.20%   203.83%  411.24%   252.89%   266.03%   331.63%   279.42%   283.13%    205.87%

_________________________
*Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
(A)Commencement date for the Full Maturity Fixed Income Portfolio was October 20, 1988.
(B)Total Return on Net Asset Value is net of the management fee of 0.50% per annum.
(C)Ratios include all management fees and expenses.
---------------------------------------------------------------------------------------------------------------------------------

NOTE 7:

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
LIMITED MATURITY FIXED INCOME PORTFOLIO


---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                                         PERIOD ENDED JUNE 30                                                            SIX MOS.
                                         ---------------------------------------------------------------------------      ENDED
                                         1989 (A)   1990     1991      1992      1993      1994       1995      1996     12/31/96

---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $10.00    $10.07    $9.98    $10.11    $10.48    $10.52    $10.09    $10.22     $10.12

 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                      0.43*     0.77*    0.74*     0.64      0.49      0.49      0.62      0.62       0.31
 Net realized and unrealized gain (loss)
  on investments and futures                0.07     (0.09)    0.13      0.45      0.12     (0.32)     0.13     (0.10)      0.06
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------

  Total from Investment Operations          0.50      0.68     0.87      1.09      0.61      0.17      0.75      0.52       0.37

 LESS DISTRIBUTIONS:
  Net investment income                    (0.43)    (0.77)   (0.74)    (0.64)    (0.49)    (0.49)    (0.62)    (0.62)     (0.31)
  Net realized capital gains               (0.00)    (0.00)   (0.00)    (0.08)    (0.08)    (0.11)    (0.00)    (0.00)     (0.00)
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------
  Total Distributions                      (0.43)    (0.77)   (0.74)    (0.72)    (0.57)    (0.60)    (0.62)    (0.62)     (0.31)
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------

NET ASSET VALUE, END OF PERIOD            $10.07     $9.98   $10.11    $10.48    $10.52    $10.09    $10.22    $10.12     $10.18
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------

TOTAL RETURN ON NET ASSET VALUE(B)         5.01%     6.52%    8.49%    10.46%     5.49%     1.14%     7.19%     4.66%      3.41%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)  $6,284   $18,522  $30,151  $101,881  $162,694  $189,542  $186,856  $201,196   $159,492
Ratio of Expenses to Average Net Assets   0.50%*    0.50%*   0.50%*     0.29%     0.17%     0.14%     0.12%     0.10%      0.12%
Ratio of Net Investment Income to
  Average Net Assets                      8.49%*    8.04%*   7.49%*     6.02%     4.66%     4.73%     6.17%     6.03%      6.08%
Ratio of Expenses to Average
 Net Assets(C)                             1.97%     0.88%    0.55%     0.29%     0.17%     0.14%     0.12%     0.10%      0.12%
Ratio of Net Investment Income to
  Average Net Assets(C)                    7.01%     7.66%    7.45%     6.02%     4.66%     4.73%     6.17%     6.03%      6.08%
Portfolio turnover rate                    0.00%   137.50%  279.16%    99.86%   167.38%   178.01%   155.12%   132.75%     58.59%
_________________________
*Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
(A)Commencement date for the Limited Maturity Fixed Income Portfolio was December 22, 1988.
(B)Total Return on Net Asset Value is net of the management fee of 0.50% per annum.
(C)Ratios include all management fees and expenses.
---------------------------------------------------------------------------------------------------------------------------------

NOTE 7:

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
DIVERSIFIED EQUITY PORTFOLIO


---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                                         PERIOD ENDED JUNE 30                                                            SIX MOS.
                                         ---------------------------------------------------------------------------      ENDED
                                         1989 (A)   1990     1991      1992      1993      1994       1995      1996     12/31/96

---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $10.00    $11.16   $11.42    $11.47    $12.95    $13.95    $13.90    $14.76     $17.59

 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                      0.35*     0.43*    0.35*     0.31*     0.25*     0.26      0.29      0.35       0.18
 Net realized and unrealized gain
  on investments                            1.12      0.52     0.08      1.52      1.70      0.45      2.34      3.57       1.96
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------
  Total from Investment Operations          1.47      0.95     0.43      1.83      1.95      0.71      2.63      3.92       2.14

 LESS DISTRIBUTIONS:
  Net investment income                    (0.31)    (0.44)   (0.34)    (0.31)    (0.25)    (0.26)    (0.29)    (0.35)     (0.18)
  Net realized capital gains               (0.00)    (0.25)   (0.04)    (0.04)    (0.70)    (0.50)    (1.48)    (0.74)     (2.05)
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------
  Total Distributions                      (0.31)    (0.69)   (0.38)    (0.35)    (0.95)    (0.76)    (1.77)    (1.09)     (2.23)
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------

NET ASSET VALUE, END OF PERIOD            $11.16    $11.42    $11.47   $12.95    $13.95    $13.90    $14.76    $17.59     $17.50
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------

TOTAL RETURN ON NET ASSET VALUE(B)        14.45%     7.76%    3.24%    15.14%    14.47%     4.21%    20.11%    26.42%     11.81%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)  $3,556    $7,920  $10,725   $13,878   $21,087   $22,547   $39,634   $54,435    $62,529
Ratio of Expenses to Average Net Assets   0.50%*    0.50%*   0.50%*    0.50%*    0.50%*     0.40%     0.31%     0.18%      0.18%
Ratio of Net Investment Income to
 Average Net Assets                       4.88%*    4.45%*   3.37%*    2.13%*    1.90%*     1.83%     2.30%     2.09%      2.02%
Ratio of Expenses to Average Net
 Assets(C)                                 2.68%     1.33%    1.08%     0.66%     0.53%     0.40%     0.31%     0.18%      0.18%
Ratio of Net Investment Income to
 Average Net Assets(C)                     2.70%     3.61%    2.80%     1.97%     1.87%     1.83%     2.30%     2.09%      2.02%
Portfolio turnover rate                   29.99%    33.57%   72.49%    65.89%    45.87%   100.45%    68.12%    57.76%     40.26%
_________________________
*Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
(A)Commencement date for the Diversified Equity Portfolio was October 20, 1988.
(B)Total Return on Net Asset Value is net of the management fee of 0.75% per annum.
(C)Ratios include all management fees and expenses.
---------------------------------------------------------------------------------------------------------------------------------

NOTE 7:

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
BALANCED PORTFOLIO


---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

                                         PERIOD ENDED JUNE 30                                                            SIX MOS.
                                         ---------------------------------------------------------------------------      ENDED
                                         1989 (A)   1990     1991      1992      1993      1994       1995      1996     12/31/96

---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $10.00    $10.68   $10.69    $10.87    $12.03    $12.76    $11.66    $12.63     $13.38

 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                      0.39*     0.56*    0.54*     0.44      0.44      0.42      0.32      0.41       0.21
 Net realized and unrealized gain (loss)
  on investments and futures                0.64      0.11     0.21      1.16      1.18     (0.26)     1.44      1.98       1.13
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------
  Total from Investment Operations          1.03      0.67     0.75      1.60      1.62      0.16      1.76      2.39       1.34

 LESS DISTRIBUTIONS:
  Net investment income                    (0.35)    (0.56)   (0.57)    (0.44)    (0.44)    (0.42)    (0.32)    (0.41)     (0.21)
  Net realized capital gains               (0.00)    (0.10)   (0.00)    (0.00)    (0.45)    (0.84)    (0.47)    (1.23)     (1.15)
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------
  Total Distributions                      (0.35)    (0.66)   (0.57)    (0.44)    (0.89)    (1.26)    (0.79)    (1.64)     (1.36)
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------

NET ASSET VALUE, END OF PERIOD            $10.68    $10.69   $10.87    $12.03    $12.76    $11.66    $12.63    $13.38     $13.36
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------
                                        --------   -------   ------   -------   -------   -------   -------   -------    -------

TOTAL RETURN ON NET ASSET VALUE(B)         9.96%     5.34%    6.62%    13.99%    13.02%     0.29%    14.97%    19.20%      9.74%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands) $13,545   $34,565  $33,547   $34,853   $41,313   $46,523   $46,646   $43,130    $48,087
Ratio of Expenses to Average Net Assets   0.50%*    0.50%*   0.50%*     0.38%     0.31%     0.26%     0.21%     0.23%      0.24%
Ratio of Net Investment Income to
 Average Net Assets                       6.06%*    6.12%*   4.92%*     3.73%     3.51%     3.39%     4.12%     3.08%      2.86%
Ratio of Expenses to Average Net
 Assets(C)                                 1.27%     0.52%    0.52%     0.38%     0.31%     0.26%     0.21%     0.23%      0.24%
Ratio of Net Investment Income to
 Average Net Assets(C)                     5.29%     6.11%    4.89%     3.73%     3.51%     3.39%     4.12%     3.08%      2.86%
Portfolio turnover rate                  106.23%   132.60%  201.36%   201.93%   132.14%   208.31%   160.41%   146.69%     86.07%
_________________________
*Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Investment Advisor.
(A)Commencement date for the Balanced Portfolio was October 20, 1988.
(B)Total Return on Net Asset Value is net of the management fee of 0.75% per annum.
(C)Ratios include all management fees and expenses.
---------------------------------------------------------------------------------------------------------------------------------